Exhibit 99.1

World Omni Select Auto Trust 2023-A
Monthly Servicer Certificate
November 30, 2025

Dates Covered
Collections Period	11/01/25 - 11/30/25
Interest Accrual Period	11/17/25 - 12/14/25
30/360 Days	30
Actual/360 Days	28
Distribution Date	12/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/25	235,179,629.10	12,877
Principal Payments	9,662,805.46	238
Defaulted Receivables	1,315,985.45	61
Repurchased Accounts	0.00	0
Pool Balance at 11/30/25	224,200,838.19	12,578

Pool Statistics	$ Amount	# of Accounts
Pool Factor	24.06%
Prepayment ABS Speed	1.16%
Aggregate Starting Principal Balance	931,757,001.63	37,582

Delinquent Receivables:
Past Due 31-60 days	19,981,721.61	1,024
Past Due 61-90 days	6,139,384.54	318
Past Due 91-120 days	1,072,240.43	59
Past Due 121+ days	0.00	0
Total	27,193,346.58	1,401

Total 31+ Delinquent as % Ending Pool Balance	12.13%
Total 61+ Delinquent as % Ending Pool Balance	3.22%
Delinquency Trigger Occurred	NO

Recoveries	958,256.22
Aggregate Net Losses/(Gains) - November 2025	357,729.23
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.83%
Prior Net Losses/(Gains) Ratio	2.11%
Second Prior Net Losses/(Gains) Ratio	1.48%
Third Prior Net Losses/(Gains) Ratio	2.63%
Four Month Average	2.01%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.84%

Overcollateralization Target Amount	18,635,140.03
Actual Overcollateralization	18,635,140.03
Weighted Average Contract Rate	8.93%
Weighted Average Remaining Term	35.91

Flow of Funds	$ Amount
Collections	12,226,713.76
Investment Earnings on Cash Accounts	15,820.43
Servicing Fee	(244,978.78)
Transfer to Collection Account	-
Available Funds	11,997,555.41

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	186,047.39
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	200,558.33
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	281,850.00
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Noteholders' Fourth Priority Principal Distributable Amount	-
(9) Noteholders' Fifth Priority Principal Distributable Amount	-
(10) Required Reserve Account	-
(11) Noteholders' Principal Distributable Amount	10,978,790.91
(12) Asset Representation Reviewer Amounts (in excess of 1)	-
(13) Distribution to Certificateholders	350,308.78

Total Distributions of Available Funds	11,997,555.41

Servicing Fee	244,978.78
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	695,560,000.00
Original Class B	41,000,000.00
Original Class C	56,370,000.00
Original Class D	61,030,000.00
Original Class E	18,630,000.00

Total Class A, B, C, D, & E
Note Balance @ 11/17/25	216,544,489.07
Principal Paid	10,978,790.91
Note Balance @ 12/15/25	205,565,698.16

Class A-1
Note Balance @ 11/17/25	0.00
Principal Paid	0.00
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-2a
Note Balance @ 11/17/25	0.00
Principal Paid	0.00
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-2b
Note Balance @ 11/17/25	0.00
Principal Paid	0.00
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-3
Note Balance @ 11/17/25	39,514,489.07
Principal Paid	10,978,790.91
Note Balance @ 12/15/25	28,535,698.16
Note Factor @ 12/15/25	21.9505370%

Class B
Note Balance @ 11/17/25	41,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	41,000,000.00
Note Factor @ 12/15/25	100.0000000%

Class C
Note Balance @ 11/17/25	56,370,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	56,370,000.00
Note Factor @ 12/15/25	100.0000000%

Class D
Note Balance @ 11/17/25	61,030,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	61,030,000.00
Note Factor @ 12/15/25	100.0000000%

Class E
Note Balance @ 11/17/25	18,630,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	18,630,000.00
Note Factor @ 12/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	668,455.72
Total Principal Paid	10,978,790.91
Total Paid	11,647,246.63

Class A-1
Coupon	5.13900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.92000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	4.14202%
Coupon	4.99202%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.65000%
Interest Paid	186,047.39
Principal Paid	10,978,790.91
Total Paid to A-3 Holders	11,164,838.30

Class B
Coupon	5.87000%
Interest Paid	200,558.33
Principal Paid	0.00
Total Paid to B Holders	200,558.33

Class C
Coupon	6.00000%
Interest Paid	281,850.00
Principal Paid	0.00
Total Paid to C Holders	281,850.00

Class D
Principal Paid	0.00
Total Paid to D Holders	0.00

Class E
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.7660593
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.5818436
Total Distribution Amount	13.3479029

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.4311338
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	84.4522378
Total A-3 Distribution Amount	85.8833716

B Interest Distribution Amount	4.8916666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.8916666

C Interest Distribution Amount	5.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.0000000

D Principal Distribution Amount	0.0000000
Total D Distribution Amount	0.0000000

E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 11/17/25	4,658,785.01
Investment Earnings	14,361.74
Investment Earnings Paid	(14,361.74)
Deposit/(Withdrawal)	-
Balance as of 12/15/25	4,658,785.01
Change	-

Required Reserve Amount	4,658,785.01

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,952,994.08	$4,639,807.66	$4,670,490.40
Number of Extensions	207	233	236
Ratio of extensions to Beginning of Period Receivables Balance	1.68%	1.87%	1.79%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2023-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.